Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Intangible assets
Impairment	$ (39,019,271)
Net Carrying Value	17,299,811	59,749,819
Licensed digital assets [Member]
Intangible assets
Gross Carrying Amount	82,590,999	77,677,404
Accumulated Amortization	(26,271,917)	(17,927,585)
Impairment	(39,019,271)
Net Carrying Value	17,299,811	59,749,819
Gross Carrying Amount [Member]
Intangible assets
Gross Carrying Amount	82,590,999	77,677,404	$ 44,733,835
Accumulated Amortization [Member]
Intangible assets
Gross Carrying Amount	26,271,917	17,927,585	$ 5,937,573
Accumulated Amortization	$ (26,271,917)	$ (17,927,585)